INCOME TAXES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards, Total	€ 91,795
Net operating loss carry forwards with no expiration date	91,637
Income tax interest and penalties	0	€ 0	€ 0
EDAP TMS S.A.
Operating Loss Carryforwards, Total	35,657
EDAP Technomed Inc.
Operating Loss Carryforwards, Total	55,688
Edap Technomed Co Ltd Japan
Operating Loss Carryforwards, Total	158
EDAP TMS GMBH
Operating Loss Carryforwards, Total	€ 293